Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Retailing Portfolio
May 31, 2025
RET-NPRT1-0725
1.802188.121
Common Stocks - 99.7%
	Shares	Value ($)
BRAZIL - 4.1%
Consumer Discretionary - 4.1%
Broadline Retail - 4.1%
MercadoLibre Inc (a)	43,500	111,503,115
CANADA - 1.5%
Consumer Discretionary - 1.5%
Specialty Retail - 1.5%
Aritzia Inc Subordinate Voting Shares (a)	830,800	40,318,636
FINLAND - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Amer Sports Inc (a)	215,900	7,854,442
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Birkenstock Holding Plc (a)	125,000	6,722,500
ITALY - 0.6%
Consumer Discretionary - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
Brunello Cucinelli SpA	121,700	14,986,084
UNITED STATES - 93.0%
Consumer Discretionary - 69.3%
Broadline Retail - 26.8%
Amazon.com Inc (a)	3,268,000	669,972,680
Etsy Inc (a)	572,660	31,696,731
Ollie's Bargain Outlet Holdings Inc (a)(b)	197,107	21,967,575
		723,636,986
Specialty Retail - 28.7%
Abercrombie & Fitch Co Class A (a)	376,500	29,551,485
American Eagle Outfitters Inc (b)	2,163,200	23,708,672
AutoZone Inc (a)	2,100	7,839,384
Bath & Body Works Inc (b)	1,266,600	35,616,792
Dick's Sporting Goods Inc	172,800	30,989,952
Home Depot Inc/The	274,900	101,242,921
Lowe's Cos Inc	745,500	168,281,715
Murphy USA Inc (b)	115,606	49,339,485
O'Reilly Automotive Inc (a)	37,600	51,418,000
Restoration Hardware Inc (a)(b)	122,700	22,222,197
Ross Stores Inc (b)	215,400	30,175,386
TJX Cos Inc/The	929,232	117,919,541
Ulta Beauty Inc (a)	170,700	80,478,222
Wayfair Inc Class A (a)	137,781	5,682,088
Williams-Sonoma Inc	124,600	20,155,296
		774,621,136
Textiles, Apparel & Luxury Goods - 13.8%
Capri Holdings Ltd (a)	1,091,400	19,776,168
Crocs Inc (a)(b)	242,400	24,724,800
Deckers Outdoor Corp (a)	510,100	53,825,752
Lululemon Athletica Inc (a)	306,300	96,996,021
NIKE Inc Class B	1,468,800	88,994,592
PVH Corp (b)	630,500	52,816,985
Tapestry Inc	175,200	13,761,960
VF Corp (b)	1,774,600	22,111,516
		373,007,794
TOTAL CONSUMER DISCRETIONARY		1,871,265,916

Consumer Staples - 23.7%
Consumer Staples Distribution & Retail - 23.7%
Albertsons Cos Inc Class A (b)	1,356,400	30,152,772
BJ's Wholesale Club Holdings Inc (a)(b)	533,600	60,408,856
Casey's General Stores Inc (b)	67,600	29,592,576
Costco Wholesale Corp (b)	198,000	205,955,640
Dollar Tree Inc (a)	432,500	39,037,450
Kroger Co/The (b)	1,092,100	74,513,983
Target Corp	657,700	61,830,377
Walmart Inc	1,394,500	137,665,040
		639,156,694
TOTAL UNITED STATES		2,510,422,610
TOTAL COMMON STOCKS (Cost $1,486,345,914)		2,691,807,387

Money Market Funds - 4.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.32	190	189
Fidelity Securities Lending Cash Central Fund (c)(d)	4.32	125,445,796	125,458,341
TOTAL MONEY MARKET FUNDS (Cost $125,458,530)			125,458,530

TOTAL INVESTMENT IN SECURITIES - 104.3% (Cost $1,611,804,444)	2,817,265,917
NET OTHER ASSETS (LIABILITIES) - (4.3)%	(116,697,871)
NET ASSETS - 100.0%	2,700,568,046

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	24,201,886	232,224,264	256,425,961	206,880	-	-	189	190	0.0%
Fidelity Securities Lending Cash Central Fund	87,724,476	463,929,972	426,196,107	4,449	-	-	125,458,341	125,445,796	0.4%
Total	111,926,362	696,154,236	682,622,068	211,329	-	-	125,458,530

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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